Segment Reporting - Schedule of Reconciliation of segment revenues and profit or loss to the consolidated financial statements (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting
Net income (loss)	$ (659)
Forge Nano, Inc.
Segment Reporting
Revenue		$ 7,388,000	$ 8,299,000
Cost of sales		11,245,000	7,967,000
Gross (Loss) Profit		(3,857,000)	332,000
General and administrative		40,788,000
Operating profit (loss)		(44,645,000)
Other income		1,471,000
Net income (loss)		(43,174,000)	$ (26,984,000)
Forge Nano, Inc. | Corporate
Segment Reporting
General and administrative		35,969,000
Operating profit (loss)		(35,969,000)
Other income		1,471,000
Net income (loss)		(34,498,000)
Forge Nano, Inc. | Tool manufacturing and related services | Operating Segment
Segment Reporting
Revenue		4,625,000
Cost of sales		6,239,000
Gross (Loss) Profit		(1,614,000)
General and administrative		1,916,000
Operating profit (loss)		(3,530,000)
Net income (loss)		(3,530,000)
Forge Nano, Inc. | Coating services | Operating Segment
Segment Reporting
Revenue		1,429,000
Cost of sales		3,921,000
Gross (Loss) Profit		(2,492,000)
General and administrative		2,123,000
Operating profit (loss)		(4,615,000)
Net income (loss)		(4,615,000)
Forge Nano, Inc. | Battery manufacturing | Operating Segment
Segment Reporting
Revenue		1,334,000
Cost of sales		1,085,000
Gross (Loss) Profit		249,000
General and administrative		780,000
Operating profit (loss)		(531,000)
Net income (loss)		$ (531,000)